Fair Value of Financial Instruments and Derivatives Instruments - Schedule of Valuation of Company's Financial Instruments (Details) - Fair value, inputs, level 2 - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Derivative instruments – asset position	$ 6,485	$ 672
Derivative instruments – liability position	$ 235	$ 1,419